Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Total operating expenses	$ 17,282	$ 15,929	$ 15,379	$ 12,378	$ 10,403	$ 6,613	$ 7,429	$ 5,946	$ 60,968	$ 30,391	$ 15,946
Operating loss	(17,282)	(15,929)	(15,379)	(12,378)	(10,403)	(6,613)	(7,429)	(5,946)	(60,968)	(30,391)	(15,424)
Total other income (expense), net	301	328	185	33	2	56	50	(8)	847	100	(4,839)
Net loss	(16,981)	(15,601)	(15,194)	(12,345)	(10,401)	(6,557)	(7,379)	(5,954)	(60,121)	(30,291)	(20,263)
Accretion of redeemable convertible preferred stock			(289)	(4,468)	(1,205)	(1,205)	(986)	(1,009)	(4,757)	(4,405)	(1,427)
Net loss attributable to common stockholders	$ (16,981)	$ (15,601)	$ (15,483)	$ (16,813)	$ (11,606)	$ (7,762)	$ (8,365)	$ (6,963)	$ (64,878)	$ (34,696)	$ (21,690)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.60)	$ (0.55)	$ (1.09)	$ (11.24)	$ (7.77)	$ (5.21)	$ (5.63)	$ (4.71)	$ (3.57)	$ (23.33)	$ (16.13)
Weighted average common shares outstanding, basic and diluted	28,362,323	28,318,656	14,208,115	1,496,336	1,493,753	1,490,552	1,486,303	1,447,219	18,197,970	1,486,986	1,344,584